Revenue, Cost of revenue and Other operating income - Additional Information (Detail) £ in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure Of Revenue From Contracts With Customers [Line Items]
Milestone payment to ultragenyx collaboration agreement deductions costs			£ 1.4
Payment of depository for reimbursement of expenses	£ 2.9
Ultragenyx Collaboration And Licensing Agreement [Member]
Disclosure Of Revenue From Contracts With Customers [Line Items]
Milestone payment to ultragenyx collaboraation agreement deductions costs recognised			0.6	£ 0.4
Milestone payment to ultragenyx collaboration agreement deductions costs yet to be recogised	1.1		1.1		£ 0.3
Revenue from contract with customers excluding assessed tax		$ 9	7.1
Two Thousand And Fifteen Asset Purchase Agreement And Ultragenyx Collaboration And Licensing Agreement [Member]
Disclosure Of Revenue From Contracts With Customers [Line Items]
Accrued milestone payment current	£ 1.7		£ 1.7